Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2030 Fund	May 30, 2024
Fidelity Freedom 2030 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	15.72%
Past 5 years	8.75%
Since Inception	6.79%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.76%
F0203
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Since Inception	6.75%

[1]	A From June 7, 2017 .